Taxation - Additional Information (Details) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Current tax credit		£ 6,400,000
Deferred tax charge		0
Estimated tax losses available for offset against future profits		154,100,000		£ 135,600,000	£ 112,600,000
R&D tax credits received		4,411,000		3,018,000	2,308,000
Adjustment to credit				900,000
R&D tax credit receivable		6,945,000		£ 3,536,000	£ 3,060,000.00
Foreign tax expense		£ 200,000
Corporation tax rate		19.00%	19.00%	19.00%	19.00%
Upfront payment		£ 76,748,000		£ 68,379,000	£ 17,993,000
Collaboration Agreement with Hansoh
Income Taxes [Line Items]
Upfront payment		£ 10,700,000				$ 16.0
Collaboration Agreement with Hansoh | China
Income Taxes [Line Items]
Upfront payment | $						$ 16.0
Tax withholding | $			$ 1.6
Changes in Tax Rates
Income Taxes [Line Items]
Corporation tax rate	25.00%